Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2012
Document and Entity Information:
Entity Registrant Name	ATLAS FUTURES FUND LIMITED PARTNERSHIP
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0000865549
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Entity Public Float	$ 0
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Statements of Assets and Liabilities (USD $)	3 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Cash and cash equivalents at broker	$ 1,019,879		$ 662,202
Net unrealized gain (loss) on open futures contracts	(121,231)		113,800
Total equity in broker trading accounts	898,648		776,002
U.S. Treasury Bills	2,499,934	[1]	3,999,691	[1]
Cash and cash equivalents	631,127		1,012,647
Prepaid expenses	3,925		7,850
Total assets	4,033,634		5,796,190
Liabilities
Partner redemptions payable	6,674		497,919
Accrued commissions payable to related parties	39,960		10,569
Other accrued liabilities	15,621		14,045
Total liabilities	62,255		522,533
Net assets	3,971,379		5,273,657
Analysis of net assets
Limited partners	3,971,379		5,273,657
Net assets	$ 3,971,379	[2]	$ 5,273,657	[2]
Partnership units outstanding
Limited partners units outstanding	1,410.21		1,637.79
Total partnership units outstanding	1,410.21		1,637.79

[1]	Cost $2,999,463 and $3,986,110, respectively
[2]	Equivalent to $2,816.16 and $3,219.98 per unit, respectively

Condensed Schedule of Investments (USD $)	3 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
United States Treasury bills
Treasury Bill, Face Value	$ 2,500,000	[1]	$ 4,000,000	[2]
Treasury Bill, Fair Value	2,499,934		3,999,691
Treasury Bill, Percent of Net Assets	62.95%		75.84%
Futures Contracts
Futures contract held long - Agriculture, Fair Value	20,801		504
Futures contract held long - Agriculture, Percent of Net Assets	0.52%		0.01%
Futures contract held long - Energy, Fair Value	310		6,260
Futures contract held long - Energy, Percent of Net Assets	0.01%		0.12%
Futures contract held long - Currency, Fair Value	(10,150)		62,269
Futures contract held long - Currency, Percent of Net Assets	(0.26%)		1.18%
Futures contract held long - Indices, Fair Value	(38,624)
Futures contract held long - Indices, Percent of Net Assets	(0.97%)
Futures contract held long - Interest Rates, Fair Value	(17,624)
Futures contract held long - Interest Rates, Percent of Net Assets	(0.44%)
Futures contract held long - Metals, Fair Value	(12,790)
Futures contract held long - Metals, Percent of Net Assets	(0.32%)
Total futures contracts held long, Fair Value	(58,077)		69,033
Total futures contracts held long, Percent of Net Assets	(1.46%)		1.31%
Total futures contracts held short, Fair Value	(63,154)		44,767
Total futures contracts held short, Percent of Net Assets	(1.59%)		0.85%
Futures contracts held short - Agriculture, Fair Value	(9,040)		(6,388)
Futures contracts held short - Agriculture, Percent of Net Assets	(0.23%)		(0.12%)
Futures contract held short - Energy, Fair Value	(12,583)		53,130
Futures contract held short - Energy, Percent of Net Assets	(0.32%)		1.01%
Futures contract held short - Currency, Fair Value	(54,695)		(1,975)
Futures contract held short - Currency, Percent of Net Assets	(1.38%)		(0.04%)
Net unrealized (loss) on open futures contracts, Fair Value	(121,231)		113,800
Net unrealized (loss) on open futures contracts, Percent of Net Assets	$ (3.05%)		$ 2.16%

[1]	Matures July 2012 (cost $2,499,463)
[2]	Matures January 2012 (cost $3,986,110)

Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Investment income
Interest income	$ 482	$ 3,526	$ 862	$ 6,733
Total investment income	482	3,526	862	6,733
Expenses
Commission expense	124,840	261,250	277,115	552,914
Professional fees	18,500	37,500	36,000	71,000
Management fees	9,445		9,445
Other operating expenses	3,869	4,958	6,747	9,844
Total expenses	156,654	303,708	329,307	633,758
Net investment (loss)	(156,172)	(300,182)	(328,445)	(627,025)
Net realized (loss) from:
Investments	42,623	426,958	1,800	(367,981)
Foreign currency translation	(13,240)	9,773	(16,872)	7,371
Net realized (loss) from investments and foreign currency transactions	29,383	436,731	(15,072)	(360,610)
Net unrealized (depreciation) on investments	(121,141)	(20,424)	(235,032)	(355,531)
Net realized and unrealized (loss) from investments and foreign currency	(91,758)	416,307	(250,104)	(716,141)
Net (decrease) in net assets resulting from operations	(247,930)	116,125	(578,549)	(1,343,166)
Net (decrease) per unit (for a single unit outstanding during the entire period)
Limited partnership unit	$ (175.84)	$ 31.79	$ (403.82)	$ (521.14)

Statements of Partners' Equity (USD $)	Partner, Units	Partner, Net Assets USD ($)
Net Assets at Dec. 31, 2010		$ 11,247,936
Units at Dec. 31, 2010	2,658.37
Increase (Decrease) in net assets from operations:
Net investment (loss)		(627,025)
Net realized (loss) from investments and foreign currency transactions		(360,610)
Net unrealized (depreciation) on investments		(355,531)
Net (decrease) in net assets resulting from operations		(1,343,166)
Redemptions from limited partners, Net Assets		(1,108,203)
Redemptions from limited partners, Units	(287.33)
Total (decrease), Net Assets		(2,451,369)
Total (decrease), Units	(287.33)
Net Assets at Jun. 30, 2011		8,796,567
Units at Jun. 30, 2011	2,371.04
Net Assets at Dec. 31, 2011		5,273,657
Units at Dec. 31, 2011	1,637.79
Increase (Decrease) in net assets from operations:
Net investment (loss)		(328,445)
Net realized (loss) from investments and foreign currency transactions		(15,072)
Net unrealized (depreciation) on investments		(235,032)
Net (decrease) in net assets resulting from operations		(578,549)
Redemptions from limited partners, Net Assets		(723,729)
Redemptions from limited partners, Units	(227.58)
Total (decrease), Net Assets		(1,302,278)
Total (decrease), Units	(227.58)
Net Assets at Jun. 30, 2012		$ 3,971,379
Units at Jun. 30, 2012	1,410.21

Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities
Net (decrease) in net assets resulting from operations	$ (578,549)	$ (1,343,166)
Changes in operating assets and liabilities:
Decrease in prepaid expenses	3,925	2,062
Unrealized depreciation on investments	235,031	355,531
Increase (decrease) in accrued commissions payable to related parties	29,391	(10,716)
Increase (decrease) in other accrued liabilities	1,576	20,222
Net cash (used in) operating activities	(308,626)	(976,067)
Cash Flows from Financing Activities
Partner redemptions	(1,214,974)	(1,171,260)
Net cash (used in) financing activities	(1,214,974)	(1,171,260)
Net (decrease) in cash and cash equivalents	(1,523,600)	(2,147,327)
Cash and cash equivalents, beginning of period	5,674,540	10,711,550
Cash and cash equivalents, end of period	4,150,940	8,564,223
End of period cash and cash equivalents consist of:
Cash and cash equivalents at broker	1,019,879	2,941,900
Treasury bills	2,499,934	4,992,585
Cash and cash equivalents	631,127	629,738
Total cash and cash equivalents	$ 4,150,940	$ 8,564,223

Note 1: Nature of Operations	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements:
Nature of Operations
1. Nature of the Business

Atlas Futures Fund, Limited Partnership (the "Fund") was formed January 12, 1998 under the laws of the state of Delaware.  The Fund is engaged in the speculative trading of futures contracts in commodities, which commenced in October 1999.  Ashley Capital Management, Inc. (the "Corporate General Partner") and Michael Pacult (the "Individual General Partner" and collectively the "General Partner") are the General Partners and the commodity pool operators ("CPO's") of the Fund.  The sole registered commodity trading advisor ("CTA") of the fund is Hamer Trading Inc. ("Hamer").  Effective July 2004 the Fund began to sell issuer direct on a best efforts basis with no sales commissions.

The Fund has filed an S-1 registration statement to register an additional $10,000,000 in Units. Upon effectiveness, the Units will be offered and sold pursuant to a prospectus under similar terms to the previous offering; however, there will be compensation to the affiliated selling agent, Futures Investment Company, of an up front selling commission of 6% calculated on the gross subscription amount in addition to $2,000 paid by the Fund for legal fees associated with the review of the offering by the Financial Industry Regulatory Authority ("FINRA").

Regulation - The Fund is a registrant with the Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933 ("the Act"). The Fund is subject to the regulations of the SEC and the reporting requirements of the Securities and Exchange Act of 1934. The Fund is also subject to the regulations of the Commodities Futures Trading Commission ("CFTC"), an agency of the U.S. government which regulates most aspects of the commodity futures industry, the rules of the National Futures Association and the requirements of various commodity exchanges where the Fund executes transactions. Additionally, the Fund is subject to the requirements of futures commission merchants ("FCM's") and interbank market makers through which the Fund trades and regulated by commodity exchanges and by exchange markets that may be traded by the advisor.

Note 2: Significant Accounting Policies	3 Months Ended
Jun. 30, 2012
Accounting Policies:
Significant Accounting Policies
2. Significant Accounting Policies - Continued

Foreign Currency - The accounting records of the Fund are denominated in U.S. dollars. Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Commodity futures contract transactions are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, effects of changes in exchange rates from all transactions denominated in currencies other than U.S. dollars are disclosed separately.

Fair Value Measurement and Disclosures - Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for an asset or liability, including the Fund’s own assumptions used in determining the fair value of investments.  Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.  As of and for the six months ended June 30, 2012 and the year ended December 31, 2011, the Fund did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Fund’s investments accounted for at fair value on a recurring basis as of June 30, 2012 and December 31, 2011.

Fair Value at June 30, 2012
Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Bills	$ -	$ 2,499,934	$ -	$ 2,499,934
Exchange Traded - Futures Contracts	(121,231)	-	-	(121,231)
Total	$ (121,231)	$ 2,499,934	$ -	$ 2,378,703

Fair Value at December 31, 2011
Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Bills	$ -	$ 3,999,691	$ -	$ 3,999,691
Exchange Traded - Futures Contracts	113,800	-	-	113,800
Total	$ 113,800	$ 3,999,691	$ -	$ 4,113,491

Income Taxes - The Fund prepares calendar year U.S. Federal and applicable state information tax returns and reports to the partners their allocable shares of the Fund’s income, expenses and trading gains or losses.  No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based on such partner’s respective share of the Fund’s income and expenses as reported for income tax purposes.

Management has continued to evaluate the application of ASC 740, “Income Taxes" to the Fund, and has determined that ASC 740 does not have a material impact on the Fund’s financial statements.  The Fund files federal and state tax returns.  The 2008 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

Statement of Cash Flows - For purposes of the Statement of Cash Flows, the Fund considers all short-term investments with an original maturity of three months or less to be cash equivalents.  Net cash provided by operating activities includes no cash payments for interest or income taxes for the six months ended June 30, 2012 or June 30, 2011.

Reclassifications - The June 30, 2011 money market fund balance was reclassified to cash and cash equivalents to conform to current year presentation.

Note 3: General Partner Duties	3 Months Ended
Jun. 30, 2012
Note 3: General Partner Duties:
Note 3: General Partner Duties
3. General Partner Duties

The responsibilities of the General Partner, in addition to directing the trading and investment activity of the Fund, including suspending all trading, include executing and filing all necessary legal documents, statements and certificates of the Fund, retaining independent public accountants to audit the Fund, employing attorneys to represent the Fund, reviewing the brokerage commission rates to determine reasonableness, maintaining the tax status of the Fund as a limited partnership, maintaining a current list of names, addresses and number of units owned by each limited partner and taking such other actions as deemed necessary or desirable to manage the business of the Fund.

If the daily net unit value of the Fund falls to less than 50% of the March 31, 2012 net asset value, or such higher value earned through trading at the close of any month, then the General Partner will immediately suspend all trading, provide all limited partners with notice of the reduction and give all limited partners the opportunity, for fifteen days after such notice, to redeem partnership interests. No trading will commence until after the lapse of the fifteen day period.

Note 4: Limited Partnership Agreement	3 Months Ended
Jun. 30, 2012
Note 4: Limited Partnership Agreement:
Note 4: Limited Partnership Agreement
4. Limited Partnership Agreement

The Limited Partnership Agreement provides, among other things, that:

Capital Account - A capital account shall be established for each partner. The initial balance of each partner's capital account shall be the amount of the initial contributions to the Fund.

Monthly Allocations - Any increase or decrease in the Fund's net asset value as of the end of a month shall be credited or charged to the capital account of each partner in the ratio that the balance of each account bears to the total balance of all accounts.

Any distribution from profits or partners' capital will be made solely at the discretion of the General Partner.

Federal Income Tax Allocations - As of the end of each fiscal year, the Fund's realized capital gain or loss and ordinary income or loss shall be allocated among the partners, after having given effect to the fees and expenses of the Fund.

Subscriptions - Investors must submit subscription agreements and funds at least five business days prior to month end. Subscriptions must be accepted or rejected by the General Partner within five business days. The investor also has five business days to withdraw his subscription. Funds are deposited into an interest bearing subscription account and will be transferred to the Fund's account on the first business day of the month after the subscription is accepted. Interest earned on the subscription funds will accrue to the account of the investor.

Redemptions - After holding the investment for a minimum of twelve months, a limited partner may request any or all of his investment be redeemed at the net asset value as of the end of a month. The written request must be received by the General Partner no less than ten days prior to a month end. Redemptions will generally be paid within twenty days of the effective month end. However, in various circumstances due to liquidity, etc. the General Partner may be unable to comply with the request on a timely basis.

Note 5: Fees	3 Months Ended
Jun. 30, 2012
Note 5: Fees:
Note 5: Fees
5. Fees

The Fund was charged the following fees:

The Corporate General Partner is entitled to a fixed annual brokerage commission of 11% of assets available for trading plus actual commissions charged by the FCM for trades made on foreign exchanges and forward markets, if any. It receives 4% of the commissions and the Fund pays the introducing broker the remaining 7%.

As of April 12, 2012, the fund no longer paid Clarke (former CTA) a quarterly incentive fee of 25% of "new net profits".  There were no incentive fees paid to Clarke for the six months ended June 30, 2012 and 2011.

As of April 12, 2012, Hamer was engaged as the new CTA.  A quarterly incentive fee of 20% of "new net profits" is paid to Hamer.  There were no incentive fees paid to Hamer for the six months ended June 30, 2012.

As of April 12, 2012, a monthly management fee of 1% (annual rate) is paid to the CTA, calculated on the prior month end net assets assigned to the CTA to trade.

The General Partner reserves the right to change the fee structure at its sole discretion.

Note 6: Related Party Transactions	3 Months Ended
Jun. 30, 2012
Related Party Disclosures:
Related Party Transactions Disclosure
6. Related Party Transactions

The Fund pays commissions to the Corporate General Partner and Futures Investment Company, the introducing broker.  These related parties are 100% and 50%, respectively, owned by Michael Pacult.  Related party commissions were as follows:

Commissions included in expenses:
	For The Six Months Ended June 30,
	2012	2011

Corporate General Partner	$ 97,987	$ 199,946
Futures Investment Company	151,879	316,599
Total related party commissions	$ 249,866	$ 516,545

Commissions included in accrued expenses:

	June 30,	December 31,
	2012	2011

Corporate General Partner	$ 15,961	$ 4,144
Futures Investment Company	24,000	6,425
Total accrued commissions payable to related parties	$ 39,960	$ 10,569

In the normal course of business, the Fund has provided general indemnifications to the General Partner, its CTA and others when they act, in good faith, in the best interests of the Fund. The Fund is unable to develop an estimate for future payments resulting from hypothetical claims, but expects the risk of having to make any payments under these indemnifications to be remote.

Note 7: Trading Activities and Related Risks	3 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities:
Derivative Instruments and Hedging Activities Disclosure
7. Trading Activities and Related Risks

The Fund is engaged in speculative trading of U.S. and foreign futures contracts.  The Fund is exposed to both market risk, the risk arising from changes in market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

A certain portion of cash in trading accounts are pledged as collateral for futures trading on margin.  Additional deposits may be necessary for any loss on contract value.  The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker's proprietary activities.

Each U.S. commodity exchange with the approval of the CFTC establishes minimum margin requirements for each traded contract.  The FCM may increase the margin requirements above these minimums for any or all contracts.  The Fund maintains cash, cash equivalents and U.S. Treasury Bills to satisfy these margin requirements. At June 30, 2012 and December 31, 2011 these totaled $4,150,940 and $5,674,540, respectively. Based upon the types and amounts of contracts traded and the amount of liquid assets of the Fund, the General Partner believes there is minimal risk of not being able to meet its margin requirement.

Trading in futures contracts involves entering into contractual commitments to purchase or sell a particular futures contracts at a specified date and price. The gross or face amount of the contract, which is typically many times that of the Fund's net assets being traded, significantly exceeds the Fund's future cash requirements since the Fund intends to close out its open positions prior to settlement. As a result, the Fund is generally subject only to the risk of loss arising from the change in the value of the contracts. The market risk is limited to the gross or face amount of the contracts held of approximately $144,245,103 and $15,096,202 on long positions at June 30, 2012 and December 31, 2011, respectively. However, when the Fund enters into a contractual commitment to sell commodities, it must make delivery of the underlying commodity at the contract price and then repurchase the contract at prevailing market prices or settle in cash. Since the repurchase price to which a commodity can rise is unlimited, entering into commitments to sell commodities exposes the Fund to unlimited potential risk.

Market risk is influenced by a wide variety of factors including government programs and policies, political and economic events, the level and volatility of interest rates, foreign currency exchange rates, the diversification effects among the derivative instruments the Fund holds and the liquidity and inherent volatility of the markets in which the Fund trades.

The net unrealized gains (losses) on open futures contracts at June 30, 2012 and December 31, 2011 were ($121,231) and $113,800 respectively.

Open contracts generally mature within six months of June 30, 2012.  The latest maturity for open futures contracts is in December 2012. However, the Fund intends to close all contracts prior to maturity.

The following tables disclose the fair values of derivative and hedging activities in the Statements of Assets and Liabilities and the Statements of Operations.

Derivative Instruments
Statement of Assets and Liabilities

		Statement of Assets and Liabilities Location	Asset Derivatives atJune 30, 2012Fair Value	Liability Derivatives at June 30, 2012 Fair Value	Net
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (loss) on open futures contracts	$ 117,972	$ (239,203)	$ (121,231)

		Statement of Assets and Liabilities Location	Asset Derivativesat December 31, 2011Fair Value	Liability Derivativesat December 31, 2011Fair Value	Net
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized gain on open futures contracts	$ 122,163	$ (8,363)	$ 113,800

Derivative Instruments
Statement of Operations
			For the three	For the six
			months ended	months ended
		Line Item in the Statement of Operations	June 30, 2012	June 30, 2012
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net realized gain (loss) from investments and foreign currency transactions	$ 29,383	$ (15,072)

Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (depreciation) on investments	$ (121,141)	$ (235,032)

			For the three	For the six
			months ended	months ended
		Line Item in the Statement of Operations	June 30, 2011	June 30, 2011
Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net realized gain (loss) from investments and foreign currency transactions	$ 436,731	$ (360,610)

Derivatives not designated as hedge instruments under ASC 815	Futures contracts	Net unrealized (depreciation) on investments	$ (20,424)	$ (355,531)

Credit risk is the possibility that a loss may occur due to the failure of a counter party to perform according to the terms of a contract.

The Fund has a substantial portion of its assets on deposit with financial institutions. In the event of a financial institution's insolvency, recovery of Fund deposits may be limited to account insurance or other protection afforded deposits.

The Fund has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will succeed. The basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a desirable margin-to-equity ratio. The Fund seeks to minimize credit risk primarily by depositing and maintaining its assets at financial institutions and brokers which it believes to be creditworthy.

Note 8: Financial Instruments with Off-Balance Sheet Credit and Market Risk	3 Months Ended
Jun. 30, 2012
Accounting Policies:
Off-Balance-Sheet Credit Exposure, Policy
8. Financial Instruments with Off-Balance Sheet Credit and Market Risk

All financial instruments are subject to market risk, the risk that future changes in market conditions may make an instrument less valuable or more onerous.  As the instruments are recognized at fair market value, those changes directly affect reported income.

Included in the definition of financial instruments are securities, restricted securities and derivative financial instruments.  Theoretically, the investments owned by the Fund directly are exposed to a market risk (loss) equal to the notional value of the financial instruments purchased and substantial liability on certain financial instruments purchased short.  Generally, financial instruments can be closed.  However, if the market is not liquid, it could prevent the timely close-out of any unfavorable positions or require the Fund to hold those positions to maturity, regardless of the changes in their value or the trading advisor’s investment strategies.

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted.  Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

Note 9: Derivative Financial Instruments and Fair Value of Financial Instruments	3 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities:
Derivatives and Fair Value
9. Derivative Financial Instruments and Fair Value of Financial Instruments

A derivative financial instrument is a financial agreement whose value is linked to, or derived from, the performance of an underlying asset.  The underlying asset can be currencies, commodities, interest rates, stocks, or any combination.  Changes in the underlying asset indirectly affect the value of the derivative.  As the instruments are recognized at fair value, those changes directly affect reported income.

All investment holdings are recorded in the statement of assets and liabilities at their net asset value (fair value) at the reporting date.  Financial instruments (including derivatives) used for trading purposes are recorded in the statement of assets and liabilities at fair value at the reporting date.  Realized and unrealized changes in fair values are recognized in net investment gain (loss) in the period in which the changes occur.  Interest income arising from trading instruments is included in the statement of operations as part of interest income.

Notional amounts are equivalent to the aggregate face value of the derivative financial instruments.  Notional amounts do not represent the amounts exchanged by the parties to derivatives and do not measure the Fund’s exposure to credit or market risks.  The amounts exchanged are based on the notional amounts and other terms of the derivatives.

Note 10: Indemnifications	3 Months Ended
Jun. 30, 2012
Accounting Policies:
Guarantees, Indemnifications and Warranties Policies
10. Indemnifications

In the normal course of business, the Fund enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of any future obligation under these indemnifications to be remote.

Note 11: Financial Highlights	3 Months Ended
Jun. 30, 2012
Note 11: Financial Highlights:
Note 11: Financial Highlights
11. Financial Highlights
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Performance per unit (1)
Net unit value, beginning of the period	$ 2,992.00	$ 3,678.21	$ 3,219.98	$ 4,231.14

Net realized and unrealized gain (loss) from
investments and foreign currency	(65.89)	154.12	(180.24)	(274.78)
Investment income	0.34	1.44	0.58	2.65
Expenses	(110.29)	(123.77)	(224.16)	(249.01)

Net increase (decrease) for the period	(175.84)	31.79	(403.82)	(521.14)

Net unit value at the end of the period	$ 2,816.16	$ 3,710.00	$ 2,816.16	$ 3,710.00

Net assets at the end of the period ($000)	$ 3,971	$ 8,797	$ 3,971	$ 8,797
Total return (2)	(5.88%)	0.86%	(12.54%)	(12.32%)

Number of units outstanding at the end of the period	1,410.21	2,371.04	1,410.21	2,371.04

Supplemental Data:
Ratio to average net assets
Net investment (loss) (3)	(14.78%)	(12.98%)	(14.46%)	(12.75%)
Expenses (3)	(14.82%)	(13.13%)	(14.50%)	(12.89%)

Total returns are calculated based on the change in value of a unit during the period.  An individual partner's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

(1) Investment income and expenses and net realized and unrealized gains and losses on futures transactions are calculated based on a single unit outstanding during the period.

(2) Not annualized.

(3) Annualized.